INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

7. INCOME TAXES

The tax (expense) benefit comprises:

	Years ended December 31,
	2010	2011	2012
Income (loss) before income tax
PRC	$221,358,721	$(13,323,000)	$(205,940,795)
Other jurisdictions	7,635,169	8,802,696	(15,268,847)
Total	228,993,890	(4,520,304)	(221,209,642)

Current tax benefit (expense)
PRC	$(15,480,534)	$(6,860,939)	$1,191,416
Other jurisdictions	(158,198)	(3,046,111)	(102,728)
Subtotal	(15,638,732)	(9,907,050)	1,088,688
Deferred tax benefit (expense)
PRC	$(44,846,217)	$17,505,652	$(22,884,154)
Other jurisdictions	487,145	(2,747,123)	442,976
Subtotal	(44,359,072)	14,758,529	(22,441,178)
Total income tax benefit (expense)	$(59,997,804)	$4,851,479	$(21,352,490)

ReneSola is not subject to tax under the laws of British Virgin Islands.

ReneSola Zhejiang is a Foreign Invested Enterprise (“FIE”) incorporated in the PRC. The statutory income tax rate in the PRC is 25% starting from 2008. On December 26, 2007, the State Council issued a Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, enterprises that were established and already benefited from preferential tax treatments before March 16, 2007 will continue to benefit from them (i) in the case of preferential tax rates, for a period of five years to transition from lower rate to statutory income tax rate of 25% starting from January 1, 2008, and the enterprises that previously enjoyed the tax rate of 24% shall be subject to the tax rate of 25% from 2008, and (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term or 2012, whichever is earlier.

Pursuant to Circular 39, ReneSola Zhejiang is entitled to benefit from the residual tax holiday granted before the effectiveness of Enterprise Income Tax (“EIT”) Law. With this tax holiday, the blended tax rate for ReneSola Zhejiang is 23% for 2010 and 25% for 2011 and onwards.

ReneSola Zhejiang obtained the approval of High-New Technology Enterprise (“HNTE”) status in 2009 and renewed the HNTE status for another 3-year period from 2012 to 2014. ReneSola Jiangsu obtained the approval of HNTE status for the period from 2012 to 2014. Sichuan ReneSola obtained approval of HNTE status in 2012 and the HNTE status is valid for 3 years. Under a separate new tax incentive policy after the EIT Tax Law became effective in 2008, ReneSola Zhejiang, Sichuan ReneSola and ReneSola Jiangsu were allowed to apply a reduced income tax rate of 15% with HNTE status.

For PRC entities, the qualified research and development expenses incurred by them for development of new technology, new products and new techniques could have a 50% super deduction in addition to the actual expense deductions for PRC enterprise income tax purpose.

According to EIT law and its implementation rule, incomes earned from major Stated-supported public infrastructure facility projects are subject to 6-year tax holiday, which is tax exemption for 3 years since the projects earn revenue and 50% reduction for the following 3 years.  Qinghai Yuhui, Keping, Ningde Hengyang, Beijing Xuyuan, Tekesi and Suibin are engaged in major Stated-supported public infrastructure facility projects and may be entitled to the aforesaid tax holiday upon the approval from the tax authority.  As of December 31, 2012, Qinghai Yuhui has already obtained relevant approval for tax holiday from the tax authority.  The tax holiday was kicked off since 2012 when Qinghai Yuhui start to have revenue.

The Group also has overseas operations in the jurisdiction of the United States, Republic of Singapore, Federal Republic of Germany, Republic of Bulgaria, Commonwealth of Australia, Japan, Republic of India, Grand Duchy of Luxembourg and Republic of Romania. The corporate income tax rates range from 10% to 35%.

Zhejiang ReneSola, Sichuan ReneSola, Sichuan Ruiyu, Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Zhejiang Ruixu, Zhejiang Ruiyi, Energy-Saving Technology, Carbon Fiber, Zhejiang Academe, Gaotai Yuhui, Keping, Ningde Hengyang, Beijing Xuyuan, Tekesi and Suibin are incorporated in the PRC. The corporate income tax rate is 25%.

During the year ended December 31, 2010, 2011 and 2012, the Company recorded provision of $nil, reversal of liabilities of $1,439,880 and $nil, respectively, for unrecognized tax benefits which affected the effective income tax rate. It also recognized interest and/or penalties associated with the uncertain tax positions. The reversal of tax liabilities recorded in 2011 was mainly associated with the release of withholding tax liability associated with capital gains arising from the sale of a Joint Venture, which management subsequently determined would not be realized, and as such the withholding tax liability previously recorded was released.

The following is the tabular reconciliation of liabilities for unrecognized tax benefits:

	Years ended December 31,
	2010	2011	2012
Unrecognized tax benefit-Opening balance	$1,645,182	$1,645,182	$205,302
Release of tax liability	—	(1,439,880)	—
Unrecognized tax benefit-Closing balance	$1,645,182	$205,302	$205,302

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2010, 2011 and 2012, the amount of interests and penalties related to uncertain tax positions was immaterial. The Company does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $16,051) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 through 2012 on non-transfer pricing matters, and from 2002 through 2012 on transfer pricing matters.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2011	2012
Deferred tax assets:
Property, plant and equipment	$691,221	$525,977
Inventories provision	6,889,765	827,976
Tax losses	18,484,704	67,737,958
Contingent liabilities	4,057,237	3,372,695
Derivative liabilities	80,518	60,471
Bad debts provision	954,012	657,607
Deferred subsidies	5,211,008	4,574,715
Purchase commitment	985,000	—
Others	512,688	1,919,370
Total gross deferred tax assets	$37,866,153	$79,676,769
Valuation allowance on deferred tax assets	—	(64,373,317)
Net deferred tax assets	$37,866,153	$15,303,452

Analysis as
Current	$12,709,364	$1,773,471
Non-current	25,156,789	13,529,981
	$37,866,153	$15,303,452

Deferred tax liabilities:
Property, plant and equipment	$417,370	$297,922
Prepaid land use right	320,505	316,658
Derivative assets	227,050	72,447
Others	—	39,944
Total deferred tax liabilities	$964,925	$726,971
Analysis as:
Current	$220,229	$112,391
Non-current	744,696	614,580
	$964,925	$726,971

As of December 31, 2012, the Company had net operating loss carry forwards of $49,268,477, $31,443,201 and $231,369,868 which will expire in 2014, 2016 and 2017, respectively.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. The Company has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

•     Tax planning strategies;

•     Future reversals of existing taxable temporary differences;

•     Further taxable income exclusive of reversing temporary differences and carryforwards;

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $nil and $64,373,317 as at December 31, 2011 and 2012, respectively.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Years ended December 31,
	2010	2011	2012
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of timing difference reversed in the year with different rate	3.1%	129.7%	(5.7)%
Tax holiday	—	—	0.3%
Valuation allowance	(0.3)%	—	(28.7)%
Expiration of tax credit	—	(17.3)%	—
Effect of different tax rate of subsidiaries	0.1%	1.6%	(1.7)%
Non-deductible expense	(0.2)%	(131.1)%	0.8%
R&D super deduction	(1.2)%	67.5%	1.8%
Reversal of uncertain tax position	—	31.0%	—
Goodwill impairment	—	—	(1.1)%
Others	(0.3)%	0.9%	(0.4)%
Effective income tax rate	26.2%	107.3%	(9.7)%

The aggregate amount and per share effect of the Tax Holiday are as follows:

	Years ended December 31,
	2010	2011	2012
Aggregate	$5,137,990	$5,006,341	$(12,231,260)
Per share effect -basic	$0.03	$0.03	$(0.07)
Per share effect-diluted	$0.03	$0.03	$(0.07)

In accordance with the EIT Law, dividends, which arise from profits of FIEs earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. The Company believes that the PRC entities’ undistributed earnings generated after January 1, 2008 will be permanently reinvested in the PRC entities. As such, no deferred taxes have been recorded on these undistributed earnings of the Company’s PRC subsidiaries as these differences are not expected to reverse in the foreseeable future and are expected to be permanent in duration. The temporary difference for which no deferred tax liability has been recognized is $181.4million and $30.8 million as of December 31, 2011 and 2012, respectively.